UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2009

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                  (unaudited)

                                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                                 COST                VALUE               CAPITAL
-----------------------------------------        ------------        ------------       -------------
CNH CA Institutional Fund, L.P.                  $ 40,000,000        $ 44,382,464                9.89%
Davidson Kempner Partners                          40,543,694          55,171,556               12.29
Farallon Capital Offshore Investors, Inc.          53,172,893          49,827,486               11.10
FFIP, L.P.                                         46,630,000          60,848,935               13.56
GMO Mean Reversion Fund                            40,692,369          34,102,924                7.60
HBK Fund L.P.(2)                                   17,674,356          13,287,459                2.96
Ishin Fund, LLC                                    35,361,920          38,651,878                8.61
Oceanwood Global Opportunities Fund L.P.           55,000,000          58,864,664               13.12
Parsec Trading Corp.                               54,555,466          43,957,637                9.80
Sowood Alpha Fund, L.P.(1)                          3,453,269           1,293,525                0.29
                                                 ------------        ------------       -------------
   Total                                         $387,083,967        $400,388,528               89.22%
                                                 ============        ============       =============

(1) Portfolio Fund in liquidation.

(2) Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $379,452,931. Net unrealized appreciation on investments for tax purposes was $20,935,597 consisting of $56,063,483 of gross unrealized appreciation and $35,127,886 of gross unrealized depreciation.

Percentages are based on Members' Capital of $448,749,488. The investments in portfolio funds shown above, representing 89.22% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                        COST                VALUE              CAPITAL
--------------------------------        ------------        ------------       -------------
AG Mortgage Value Partners, L.P.        $ 30,000,000        $ 34,389,613                9.41%
Anchorage Capital Partners, L.P.          60,000,000          70,578,716               19.32
Aurelius Capital Partners, L.P.           55,500,000          68,788,611               18.83
King Street Capital, L.P.                 51,050,000          72,506,127               19.85
One East Partners, L.P.                    7,882,676           3,546,684                0.97
Silver Point Capital Fund, L.P.           36,451,272          31,881,342                8.73
Watershed Capital Partners, L.P.          11,050,000          12,141,373                3.32
                                        ------------        ------------       -------------
   Total                                $251,933,948        $293,832,466               80.43%
                                        ============        ============       =============

The aggregate cost of investments for tax purposes was $282,147,454. Net unrealized appreciation on investments for tax purposes was $11,685,012 consisting of $25,945,536 of gross unrealized appreciation and $14,260,524 of gross unrealized depreciation.

Percentages are based on Members' Capital of $365,349,744. The investments in portfolio funds shown above, representing 80.43% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                 Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                  (unaudited)

                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                               COST               VALUE        CAPITAL
---------------------------------------       ------------        ------------  -------------
Bay Pond Partners, L.P.                       $ 23,626,705        $ 60,212,329           8.65%
Bay Resource Partners, L.P.                     28,094,709          45,768,000           6.57
Brookside Capital Partners Fund II, LP          65,000,000          66,378,272           9.53
Cadian Fund LP                                  45,000,000          51,538,107           7.40
Cadmus Capital Partners (QP), L.P.(1)            4,542,459           3,176,178           0.46
CamCap Energy, L.P.                             20,000,000          19,039,717           2.73
Conatus Capital Partners LP                     57,500,000          58,851,606           8.45
Copper River Partners, L.P.(1)                  17,887,497           8,321,314           1.20
Highside Capital Partners, L.P.                 31,063,150          37,286,628           5.35
Icarus Qualified Partners, L.P.                 36,000,000          45,337,605           6.51
Joho Partners, L.P.                             50,000,000          55,768,651           8.01
Millgate Partners II, L.P.                      47,000,000          47,302,828           6.79
North River Partners, L.P.                      45,650,000          61,098,158           8.77
Viking Global Equities, L.P.                    48,460,934          89,162,857          12.80
Woodbourne Daybreak Global Fund L.P.(1)         21,799,931           4,841,458           0.69
                                              ------------        ------------  -------------
   Total                                      $541,625,385        $654,083,708          93.91%
                                              ============        ============  =============

(1) Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $573,395,046. Net unrealized appreciation on investments for tax purposes was $80,688,662 consisting of $117,586,065 of gross unrealized appreciation and $36,897,403 of gross unrealized depreciation.

Percentages are based on Members' Capital of $696,506,796. The investments in portfolio funds shown above, representing 93.91% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                     Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                October 31, 2009
                                   (unaudited)

                                                                                               % OF MEMBERS'
PORTFOLIO FUND NAME                                             COST               VALUE           CAPITAL
----------------------------------------------------        ------------        ------------   -------------
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.        $ 21,500,000        $ 20,324,883          16.39%
Joho Partners, L.P.                                           19,000,000          28,302,224          22.83
Samlyn Partners, L.P.                                         14,500,000          15,959,032          12.87
Sansar Capital, L.P.                                          10,315,421           7,135,366           5.75
Sansar Capital Holdings, Ltd.                                    324,369             518,789           0.42
Sheffield Institutional Partners, L.P.                         3,083,451           3,212,439           2.59
Spindrift Partners, L.P.                                      18,000,000          17,462,991          14.08
The Elkhorn Fund, LLC                                         20,000,000          22,343,519          18.02
                                                            ------------        ------------   ------------
   Total                                                    $106,723,241        $115,259,243          92.95%
                                                            ============        ============   ============


The aggregate cost of investments for tax purposes was $119,078,597. Net unrealized depreciation on investments for tax purposes was $3,819,354 consisting of $9,072,524 of gross unrealized appreciation and $12,891,878 of gross unrealized depreciation.

Percentages are based on Members' Capital of $124,004,563. The investments in portfolio funds shown above, representing 92.95% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of October 31, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
----------------------------------------------------------

                                                        LEVEL 1          LEVEL 2             LEVEL 3              TOTAL
                                                     ------------     -------------     ----------------   ------------------
Investments in Portfolio Funds                       $          -     $           -     $    400,388,528   $      400,388,528
                                                     ============     =============     ================   ==================

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
----------------------------------------------------------

                                                        LEVEL 1          LEVEL 2             LEVEL 3              TOTAL
                                                     ------------     -------------     ----------------   ------------------
Investments in Portfolio Funds                       $          -     $           -     $    293,832,466   $      293,832,466
                                                     ============     =============     ================   ==================

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
----------------------------------------------------------

                                                        LEVEL 1          LEVEL 2             LEVEL 3              TOTAL
                                                     ------------     -------------     ----------------   ------------------
Investments in Portfolio Funds                       $          -     $           -     $    654,083,708   $      654,083,708
                                                     ============     =============     ================   ==================

AETOS CAPITAL OPPORTUNITIES FUND, LLC
----------------------------------------------------------

                                                        LEVEL 1          LEVEL 2             LEVEL 3              TOTAL
                                                     ------------     -------------     ----------------   ------------------
Investments in Portfolio Funds                       $          -     $           -     $    115,259,243   $      115,259,243
                                                     ============     =============     ================   ==================

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    AETOS CAPITAL
                                              AETOS CAPITAL           DISTRESSED         AETOS CAPITAL
                                              MULTI-STRATEGY          INVESTMENT           LONG/SHORT         AETOS CAPITAL
                                                ARBITRAGE             STRATEGIES           STRATEGIES         OPPORTUNITIES
                                                FUND, LLC             FUND, LLC            FUND, LLC            FUND, LLC
                                              --------------        -------------        -------------        -------------
Beginning Balance as of 1/31/09               $  311,411,619        $ 201,571,304        $ 619,393,827        $  92,107,880
Realized gain/(loss)                              (4,336,494)          (1,824,367)         (56,598,570)          (2,364,276)
Change in unrealized
appreciation/(depreciation)                       67,972,830           51,148,847           83,894,542            7,121,852
Net purchase/sales                                25,340,573           42,936,682            7,393,909           18,393,787
Net transfers in and/or out of Level 3                    --                   --                   --                   --
                                              --------------        -------------        -------------        -------------
Ending Balance as of 10/31/09                 $  400,388,528        $ 293,832,466        $ 654,083,708        $ 115,259,243
                                              ==============        =============        =============        =============

The changes in net unrealized depreciation of investments in Portfolio Funds held by the Funds at October 31, 2009 were as follows:

                                                                    AETOS CAPITAL
                                              AETOS CAPITAL           DISTRESSED         AETOS CAPITAL
                                              MULTI-STRATEGY          INVESTMENT          LONG/SHORT          AETOS CAPITAL
                                                ARBITRAGE             STRATEGIES          STRATEGIES          OPPORTUNITIES
                                                FUND, LLC             FUND, LLC            FUND, LLC            FUND, LLC
                                              --------------        -------------        -------------        -------------
Change in unrealized
appreciation/(depreciation)                   $   62,916,698        $  45,980,428        $  42,137,870        $   1,074,265
                                              ==============        =============        =============        =============

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*      /s/ Michael F. Klein
                               -----------------------------------
                               Michael F. Klein, President

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael F. Klein
                               -----------------------------------
                               Michael F. Klein, President

Date: December 29, 2009

By (Signature and Title)*      /s/ Scott D. Sawyer
                               -----------------------------------
                               Scott D. Sawyer, Treasurer

Date: December 29, 2009

----------
* Print the name and title of each signing officer under his or her signature.